UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Semi-Annual Report

June 30, 2020

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, LLC

Distributed by:
Foreside Funds Services, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.manorfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than what is stated. Investment return and principal value will vary with market conditions so that an investor’s share, when redeemed, may be worth more or less than the original cost. Call us at 800-787-3334 for current and most recent month-end performance.

MANOR INVESTMENT FUNDS

MANOR FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities 0.97%
Basic Materials 0.63%
Communication Services 10.29%
Consumer Cyclical 8.17%
Consumer Defensive 5.44%
Energy 4.94%
Financial Services 11.56%
Healthcare 11.73%
Industrials 12.46%
Money Market Fund 4.62%
Real Estate Investment Trust 5.10%
Technology 24.09%

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

GROWTH FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
4.02%
Communication Services
9.20%
Consumer Cyclical
10.75%
Consumer Defensive
2.36%
Financial Services
8.13%
Healthcare
24.52%
Industrials
8.57%
Money Market Fund
1.40%
Technology
31.05%

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

BOND FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

U.S. Treasury Notes 95.42%
Money Market Fund 4.58%

Sectors are categorized based on asset type.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 90.34%

Air Transportation, Scheduled - 1.37%
3,295	Delta Air Lines, Inc.	$ 92,425

Beverages - 3.41%
1,745	PepsiCo, Inc.	230,794

Biological Products (No Diagnostic Substances) - 2.77%
701	Biogen, Inc. *	187,553

Cable & Other Pay Television Services - 4.55%
603	Charter Communications, Inc. Class A *	307,554

Cogeneration Services & Small Power Producers - 0.97%
4,514	The AES Corp.	65,408

Computer Storage Devices - 1.66%
2,524	NetApp, Inc.	111,990

Converted Paper & Paperboard Products (No Container/Boxes) - 4.97%
2,944	Avery Dennison Corp.	335,881

Crude Petroleum & Natural Gas - 2.03%
7,998	Cabot Oil & Gas Corp. Class A	137,406

Engines & Turbines - 3.81%
1,486	Cummins, Inc.	257,464

Fire, Marine & Casualty Insurance - 1.90%
1,016	Chubb Ltd. (Switzerland)	128,646

Hospital & Medical Service Plans - 4.01%
1,030	Anthem, Inc.	270,869

Life Insurance - 1.63%
3,028	Metlife, Inc.	110,583

National Commercial Banks - 6.04%
2,229	JP Morgan Chase & Co.	209,660
1,886	PNC Financial Services Group, Inc.	198,426
		408,086

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Operative Builders - 4.73%		319,891
5,769	D.R. Horton, Inc.

Personal Credit Institution - 1.99%
2,692	Discover Financial Services	$ 134,842

Petroleum Refining - 2.91%
3,344	Valero Energy Corp.	196,694

Pharmaceutical Preparations - 0.84%
582	AbbVie, Inc.	57,141

Retail-Drug Stores and Proprietary Stores - 1.60%
1,661	CVS Health Corp.	107,915

Retail-Grocery Stores - 2.03%
4,066	The Kroger Co.	137,634

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.32%
2,552	Raytheon Co.	157,254

Semiconductors & Related Devices - 13.80%
4,774	Applied Materials, Inc.	288,588
2,797	Microchip Technology, Inc.	294,552
2,734	Skyworks Solutions, Inc.	349,569
		932,709
Services-Business Services - 3.34%
1,682	Fidelity National Information Services, Inc.	225,539

Services-Computer Programming - 4.52%
1,346	Facebook, Inc. Class A *	305,636

Services-Prepackaged Software - 5.32%
1,766	Microsoft Corp.	359,399

Steel Works, Blast Furnace Rolling Mills - 0.63%
1,023	Nucor Corp.	42,362

Telephone Communications - 1.23%
2,748	AT&T, Inc.	83,072

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Transportation Services - 2.64%
112	Booking Holdings, Inc. *	178,342

Water Transportation - 0.80%
3,316	Carnival Corp.	54,449

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.52%
1,689	AmerisourceBergen Corp.	$ 170,201

TOTAL FOR COMMON STOCKS (Cost $4,185,561) - 90.34%		6,107,739

REAL ESTATE INVESTMENT TRUST - 5.10%
491	Equinix, Inc.	344,829
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $185,705) - 5.10%		344,829

MONEY MARKET FUND - 4.63%
312,792	First American Government Obligation Fund Class Z 0.06% ** (Cost $312,792)	312,792

TOTAL INVESTMENTS (Cost $4,684,058) - 100.07%		6,765,360

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.07)%		(4,728)

NET ASSETS - 100.00%		$ 6,760,632

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2020.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 98.74%

Air Transportation - 1.54%
5,194	Southwest Airlines Co.	$ 177,531

Cable & Other Pay Television Services - 4.02%
906	Charter Communications, Inc. Class A *	462,096

Electronic Computers - 9.55%
3,012	Apple, Inc.	1,098,778

Fire, Marine & Casualty Insurance - 2.28%
2,067	Chubb Ltd. (Switzerland)	261,723

Hospital & Medical Service Plans - 3.73%
1,453	Unitedhealth Group, Inc.	428,562

Measuring & Controlling Devices - 3.64%
1,156	Thermo Fisher Scientific, Inc.	418,865

Pharmaceutical Preparations - 16.08%
3,055	AbbVie Inc.	299,940
1,952	Alexion Pharmaceuticals, Inc. *	219,092
5,612	Bristol-Myers Squibb Co.	329,986
3,544	Eli Lilly & Co.	581,854
672	Regeneron Pharmaceuticals, Inc. *	419,093
		1,849,965
Radio & TV Broadcasting & Communuications Equipment - 3.16%
3,991	Qualcomm, Inc.	364,019

Retail-Building Materials, Hardware, Garden Supply - 4.02%
801	The Sherwin-Williams Co.	462,858

Retail-Catalog & Mail-Order Houses - 7.82%
326	Amazon.com, Inc. *	899,375

Retail-Drug Stores & Proprietary Stores - 1.11%
3,012	Walgreens Boots Alliance, Inc.	127,679

Retail-Variety Stores - 2.36%
2,935	Dollar Tree, Inc. *	272,016

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Semiconductors & Related Devices - 3.04%
17,660	On Semiconductor Corp. *	350,021

Services-Business Services - 13.89%
4,221	Akamai Technologies, Inc. *	$ 452,027
2,283	MasterCard, Inc. Class A	675,083
3,511	Fidelity National Information Services, Inc.	470,790
		1,597,900
Services-Computer Programming Services - 2.14%
4,326	Cognizant Technology Solutions Corp. Class A	245,803

Services-Computer Programming, Data Processing, Etc. - 5.19%
211	Alphabet, Inc. Class C *	298,272
211	Alphabet, Inc. Class A *	299,209
		597,481
Services-Equipment Rental & Leasing - 2.49%
1,919	United Rentals, Inc. *	286,008

Services-Help Supply Services - 1.89%
4,125	Robert Half International, Inc.	217,924

Services-Prepackaged Software - 5.18%
2,926	Microsoft Corp.	595,470

Trucking (No Local) - 2.65%
2,719	Landstar System, Inc.	305,371

Water Transportation - 1.29%
2,940	Royal Caribbean Cruises Ltd.	147,882

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.67%
7,310	LKQ Corp. *	191,522

TOTAL FOR COMMON STOCKS (Cost $5,884,727) - 98.74%		11,358,849

MONEY MARKET FUND - 1.41%
161,623	First American Government Obligation Fund Class Z 0.06% ** (Cost $161,623)	161,623

TOTAL INVESTMENTS (Cost $6,046,350) - 100.15%		11,520,472

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares	Value

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.15)%	(16,865)

NET ASSETS - 100.00%	$ 11,503,607

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2020.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Face Amount		Value

US TREASURY NOTES - 95.01%
200,000	US Treasury Note 1.50% Due 01/31/2022	$ 204,164
300,000	US Treasury Note 1.25% Due 07/31/2023	309,879
225,000	US Treasury Note 2.50% Due 08/15/2023	241,233
150,000	US Treasury Note 1.50% Due 08/15/2026	159,826
100,000	US Treasury Note 2.875% Due 05/15/2028	118,016
325,000	US Treasury Note 1.75% Due 11/15/2029	358,820

TOTAL FOR US TREASURY NOTES (Cost $1,293,042) - 95.01%		1,391,938

MONEY MARKET FUND - 4.56%
66,738	First American Treasury Obligation Class Z 0.06% * (Cost $66,738)	66,738

TOTAL INVESTMENTS (Cost $1,359,780) - 99.56%		1,458,676

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.44%		6,428

NET ASSETS - 100.00%		$ 1,465,104

* Variable rate security; the coupon rate shown represents the yield at June 30, 2020.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2020 (UNAUDITED)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $4,684,058, $6,046,350, and $1,359,780, respectively)	$ 6,765,360	$ 11,520,472	$1,458,676
Cash	700	-	-
Receivables:
Dividends and Interest	1,219	1,875	6,780
Capital Shares Sold	345	1,208	1,035
Total Assets	6,767,624	11,523,555	1,466,491
Liabilities:
Payables:
Due to Advisor	6,992	9,198	1,137
Capital Shares Redeemed	-	10,750	250
Total Liabilities	6,992	19,948	1,387
Net Assets	$ 6,760,632	$ 11,503,607	$1,465,104

Net Assets Consist of:
Capital Stock	$ 286	$ 406	$ 130
Paid In Capital	4,674,241	5,395,208	1,370,504
Distributable Earnings	2,086,105	6,107,993	94,470
Net Assets (10,000,000 shares authorized, $0.001 par value) for 285,503, 405,585, and 130,312 shares outstanding, respectively.
	$ 6,760,632	$ 11,503,607	$1,465,104

Net Asset Value and Offering Price Per Share	$ 23.68	$ 28.36	$ 11.24

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2020 (UNAUDITED)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 67,374	$ 61,594	$ -
Interest	698	1,351	13,020
Total Investment Income	68,072	62,945	13,020

Expenses:
Advisory	24,597	40,081	3,595
Administrative	16,398	12,826	3,236
Total Expenses	40,995	52,907	6,831

Net Investment Income	27,077	10,038	6,189

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(22,274)	623,873	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	(788,564)	(267,251)	84,447
Net Realized and Unrealized Gain (Loss) on Investments	(810,838)	356,622	84,447

Net Increase (Decrease) in Net Assets Resulting from Operations	$(783,761)	$ 366,660	$ 90,636

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2020	12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 27,077	$ 58,017
Net Realized Gain (Loss) on Investments	(22,274)	28,693
Net Change in Unrealized Appreciation (Depreciation) on Investments	(788,564)	1,750,780
Net Increase (Decrease) in Net Assets Resulting from Operations	(783,761)	1,837,490

Distributions to Shareholders	-	(87,457)

Capital Share Transactions:
Proceeds from Shares Sold	387,315	410,998
Reinvestment of Distributions	-	87,457
Cost of Shares Redeemed	(564,079)	(261,914)
Net Increase (Decrease) from Capital Shares Transactions	(176,764)	236,541

Total Increase (Decrease)	(960,525)	1,986,574

Net Assets
Beginning of Period	7,721,157	5,734,583

End of Period	$ 6,760,632	$ 7,721,157

Capital Share Transactions:
Shares Sold	16,922	17,197
Shares Issued on Reinvestment of Distributions	-	3,285
Shares Redeemed	(23,278)	(10,746)
Net Increase (Decrease) in Outstanding Shares of the Fund	(6,356)	9,736

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2020	12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 10,038	$ 5,347
Net Realized Gain on Investments	623,873	329,076
Net Change in Unrealized Appreciation (Depreciation) on Investments	(267,251)	2,461,803
Net Increase in Net Assets Resulting from Operations	366,660	2,796,226

Distributions to Shareholders	-	(334,509)

Capital Share Transactions:
Proceeds from Shares Sold	151,450	452,265
Reinvestment of Distributions	-	328,621
Cost of Shares Redeemed	(505,294)	(1,061,704)
Net Decrease from Capital Shares Transactions	(353,844)	(280,818)

Total Increase	12,816	2,180,899

Net Assets
Beginning of Period	11,490,791	9,309,892

End of Period	$11,503,607	$11,490,791

Capital Share Transactions:
Shares Sold	6,461	18,162
Shares Issued on Reinvestment of Distributions	-	11,967
Shares Redeemed	(20,168)	(42,052)
Net Increase (Decrease) in Outstanding Shares of the Fund	(13,707)	(11,923)

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2020	12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 6,189	$ 11,519
Net Realized Gain (Loss) on Investments	-	(622)
Net Change in Unrealized Appreciation on Investments	84,447	39,921
Net Increase in Net Assets Resulting from Operations	90,636	50,818

Distributions to Shareholders	-	(11,460)

Capital Share Transactions:
Proceeds from Shares Sold	264,307	167,277
Shares Issued on Reinvestment of Distributions	-	11,460
Cost of Shares Redeemed	(224,831)	(105,379)
Net Increase from Capital Share Transactions	39,476	73,358

Total Increase	130,112	112,716

Net Assets
Beginning of Period	1,334,992	1,222,276

End of Period	$ 1,465,104	$ 1,334,992

Capital Share Transactions:
Shares Sold	23,836	15,923
Shares Issued on Reinvestment of Distributions	-	1,089
Shares Redeemed	(20,326)	(10,186)
Net Increase in Outstanding Shares of the Fund	3,510	6,826

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

MANOR FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	6/30/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015

Net Asset Value, at Beginning of Period	$ 26.46	$ 20.33	$ 26.53	$ 22.05	$ 22.89	$ 24.73

Income From Investment Operations:
Net Investment Income *	0.10	0.20	0.16	0.28	0.13	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.88)	6.23	(5.36)	4.50	1.48	(0.64)
Total from Investment Operations	(2.78)	6.43	(5.20)	4.78	1.61	(0.53)

Distributions:
Net Investment Income	-	(0.20)	(0.17)	(0.27)	(0.13)	(0.11)
Realized Gains	-	(0.10)	(0.83)	(0.03)	(2.32)	(1.20)
Total from Distributions	-	(0.30)	(1.00)	(0.30)	(2.45)	(1.31)

Net Asset Value, at End of Period	$ 23.68	$ 26.46	$ 20.33	$ 26.53	$ 22.05	$ 22.89

Total Return **	(10.51)%(b)	31.63%	(19.55)%	21.67%	6.97%	(2.23)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,761	$ 7,721	$ 5,735	$ 7,577	$ 6,139	$ 6,129
Before Waivers
Ratio of Expenses to Average Net Assets	1.25%(a)	1.25%	1.25%	1.25%	1.25%	1.25%
After Waivers
Ratio of Expenses to Average Net Assets	1.25%(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.82%(a)	0.85%	0.62%	1.15%	0.55%	0.44%
Portfolio Turnover	2.14%(b)	9.99%	16.06%	14.56%	19.71%	15.65%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	6/30/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015

Net Asset Value, at Beginning of Period	$ 27.41	$ 21.59	$ 25.24	$ 20.29	$ 19.43	$ 20.12

Income From Investment Operations:
Net Investment Income (Loss) *	0.02	0.01	(0.02)	0.01	0.01	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.93	6.63	(1.64)	5.10	0.86	0.01
Total from Investment Operations	0.95	6.64	(1.66)	5.11	0.87	(0.02)

Distributions:
Net Investment Income	-	(0.01)	-	(0.01)	(0.01)	-
Realized Gains	-	(0.81)	(1.99)	(0.15)	-	(0.67)
Total from Distributions	-	(0.82)	(1.99)	(0.16)	(0.01)	(0.67)

Net Asset Value, at End of Period	$ 28.36	$ 27.41	$ 21.59	$ 25.24	$ 20.29	$ 19.43

Total Return **	3.47%(b)	30.76%	(6.49)%	25.17%	4.49%	(0.14)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,504	$ 11,491	$ 9,310	$ 10,771	$ 10,033	$ 20,695
Before Waivers
Ratio of Expenses to Average Net Assets	0.99%(a)	0.99%	0.99%	0.99%	0.99%	1.09%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.99%(a)	0.99%	0.99%	0.99%	0.99%	1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%(a)	0.05%	(0.07)%	0.04%	0.05%	(0.13)%
Portfolio Turnover	10.34%(b)	12.49%	11.60%	22.73%	13.21%	19.49%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

BOND FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	6/30/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015

Net Asset Value, at Beginning of Period	$ 10.53	$ 10.19	$ 10.22	$ 10.27	$ 10.42	$ 10.43

Income From Investment Operations:
Net Investment Income *	0.05	0.10	0.08	0.04	0.02	0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	0.66	0.33	(0.01)	(0.05)	(0.15)	0.00
Total from Investment Operations	0.71	0.43	0.07	(0.01)	(0.13)	0.00

Distributions:
Net Investment Income	-	(0.09)	(0.10)	(0.04)	(0.02)	(0.01)
Realized Gains	-	-	-	-	- ***	-
Total from Distributions	-	(0.09)	(0.10)	(0.04)	(0.02)	(0.01)

Net Asset Value, at End of Period	$ 11.24	$ 10.53	$ 10.19	$ 10.22	$ 10.27	$ 10.42

Total Return **	6.74%(b)	4.23%	0.66%	(0.11)%	(1.26)%	(0.04)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,465	$ 1,335	$ 1,222	$ 1,327	$ 1,183	$ 1,087
Before Waivers
Ratio of Expenses to Average Net Assets	0.95%(a)	0.95%	0.95%	0.95%	0.95%	0.95%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%(a)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	0.86%(a)	0.93%	0.82%	0.41%	0.18%	0.00%
Portfolio Turnover	0.00%(b)	21.04%	37.53%	23.92%	41.29%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Growth Fund and Bond Fund (collectively the “Funds”), and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.  The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The primary investment objective of each of the Funds follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies and follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019) or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Distributions to Shareholders: The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, annually. Distributions will be recorded on ex-dividend date.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short-term investments. Short-term investments are valued using amortized cost, which approximated fair value. These securities will be categorized Level 1 of the fair value hierarchy.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2020:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 6,107,739	$ -	$ -	$ 6,107,739
Real Estate Investment Trust	344,829	-	-	344,829
Money Market Fund	312,792	-	-	312,792
	$ 6,765,360	$ -	$ -	$ 6,765,360

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 11,358,849	$ -	$ -	$ 11,358,849
Money Market Fund	161,623	-	-	161,623
	$ 11,520,472	$ -	$ -	$ 11,520,472

Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ -	$ 1,391,938	$ -	$ 1,391,938
Money Market Fund	66,738	-	-	66,738
	$ 66,738	$ 1,391,938	$ -	$ 1,458,676

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended June 30, 2020.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2020.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Trust has an investment advisory agreement (the “Agreement”) with Morris Capital Advisors, LLC (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management and administrative services to the Funds. Effective January 1, 2018 the investment advisory agreement adopted a “unified fee” structure consisting of a management fee not to exceed 0.75% of average net assets for the Manor Fund and the Growth Fund and a management fee not to exceed 0.50% of average net assets for the Bond Fund. The agreement also includes an administrative fee

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

not to exceed 0.50%, 0.24% and 0.45% of average net assets for the Manor Fund, Growth Fund, and Bond Fund, respectively. For the six months ended June 30, 2020, the Advisor earned advisory fees from the Manor, Growth, and Bond funds of $24,597, $40,081, and $3,595, respectively. As of June 30, 2020, the Manor, Growth, and Bond Funds each owed the Advisor advisory fees of $4,195, $6,968, and $598, respectively.  For the six months ended June 30, 2020, the Advisor earned administrative fees from the Manor, Growth, and Bond funds of $16,398, $12,826, and $3,236, respectively. As of June 30, 2020, the Manor, Growth, and Bond funds each owed the Advisor administrative fees of $2,797, $2,230, and $539, respectively.

Administrative Shareholder Servicing Fees

As of August 25, 2018, the Trust entered into an Administrative Services Agreement under which the Advisor provides certain services to the Trust including, but not limited to: accounting, recordkeeping, and portfolio administration of the funds; preparation, distribution, and filing of required reports; managing operational requirements and service providers; organizing and managing the Board of Trustees; and providing marketing and distribution services.  Under the Administrative Services Agreement the Advisor earns a fee of 0.05% of net average assets of the Trust. This administrative shareholder services fee is included in the ordinary expenses of the Trust on an annual basis, billed monthly. The fee may be waived for assets in any fund series during periods that the Advisor serves as investment advisor to that series. For the six months ended June 30, 2020, no fees were billed or accrued for the Advisor under this agreement.

As Administrator to the Trust, the Advisor also oversees the third-party service providers. The Advisor pays all expenses related to management and administrative support for the Funds, including those third-party services currently under contract, as approved by the Board. The Advisor also pays certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) that charge a fee for providing distribution related services and/or certain administrative functions for the Fund shareholders.

Daniel A. Morris is President and Trustee of the Funds and a managing member of the Advisor.

4.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2020, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 138,160	$ 1,092,525	$ -
Sales	$ 377,311	$ 1,371,630	$ -

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

5.   TAX MATTERS NOTE

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments +	$ 4,684,058	$ 6,047,638	$ 1,359,780
Gross tax appreciation of investments	$ 2,577,836	$ 5,697,819	$ 98,896
Gross tax depreciation of investments	(496,534)	(224,985)	(-)
Net tax appreciation (depreciation)	$ 2,081,302	$ 5,472,834	$ 98,896

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2019, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation	Undistributed Ordinary Income	Capital Loss Carryforward	Total Distributable Earnings
Manor Fund	$2,869,866	$ -	$ -	$2,869,866
Growth Fund +	$5,740,085	$ -	$ -	$5,740,085
Bond Fund	$ 14,449	$ 183	$ (10,798)	$ 3,834

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Growth Fund.

As of December 31, 2019, the Bond Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ 8,150
Short-term non-expiring	$ 2,648
Total	$10,798

The Manor Fund has recorded a reclassification in the capital accounts. As of December 31, 2019, the Manor Fund recorded permanent book/tax differences of $713 from net investment loss to paid-in-capital. The Manor Growth Fund has recorded a reclassification in the capital accounts. As of December 31, 2019, the Growth Fund recorded permanent book/tax differences of $40 from net investment loss to paid-in-capital. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

For the six months ended June 30, 2020, the Manor, Growth, and Bond Funds did not pay a dividend.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

	Manor Fund	Growth Fund	Bond Fund
Ordinary Income	$ 59,085	$ 6,822	$ 11,460
Long-term Gain	$ 28,372	$ 327,687	$ —

6.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

7.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and administrative expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Manor Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$ 894.94	$5.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Manor Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,034.66	$5.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.94	$4.97

* Expenses are equal to the Fund's annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Manor Bond Fund
Beginning Account Value		Ending Account Value	Expenses Paid During the Period*
January 1, 2020		June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,067.43	$4.88
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.77

* Expenses are equal to the Fund's annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2020 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Funds website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Trustees

The members of the Board of Trustees serve without compensation.  Daniel A. Morris, President of Manor Investment Funds (the “Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Trustee of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees, and is available without charge, by calling 1-800-787-3334.   Each trustee may be contacted by writing to the trustee c/o Manor Investment Funds, 15 Chester Commons, Malvern, PA  19355.

Renewal of Management Agreement

The Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered, and approved, by the Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement at an in-person meeting held on January 22, 2020.

The Trustees had the opportunity to review the following information: (i) executed copies of the management agreement, as amended; (ii) the Advisor’s most current Form ADV Parts I and II and accompanying schedules, (iii) current financial statements for the Advisor; (iv) performance information illustrating the Funds’ returns for various periods ended December 31, 2019, and comparisons to its benchmark and peer group for the same periods, and (v) an analysis of each Fund’s advisory fee, expenditures, and total expense ratio under the “unified fee” structure compared to those of its peer group. The Trustees discussed this information with representatives of the Advisor for each Fund according to the Trustees’ 15(c) checklist, including, but not limited to, a request for the Advisor’s current market outlook, a description of any changes in the Advisor’s personnel or operations, and an attribution analysis of the Fund’s performance during the prior year.

The Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed to be relevant, including information that had been provided by the

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Advisor to the Trustees throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Board in connection with its review of the management agreements.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR

The Trustees reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement.  The Trustees also analyzed the Investment Advisor's experience and the capabilities of the staff of the Investment Advisor.  For example, the Trustees reviewed and discussed the Investment Advisor's Form ADV and internal compliance policies, as well as the experience of the Investment Advisor as investment advisor or sub-advisor to several investment programs sponsored by major brokerage firms, and direct investment advisory client relationships.  In addition to the above considerations, the Trustees reviewed and considered a description of the Investment Advisor's portfolio and brokerage transactions.  Based on this review, the Trustees concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and continued to support its original selection of the Investment Advisor.

INVESTMENT PERFORMANCE

The Trustees considered the Advisor’s investment performance during his tenure managing the Funds.  The Trustees considered fund performance over the most recent quarter along with annual performances for trailing 1-year, 3-year, 5-year, 10-year periods, as well as performance since inception for each of the Funds.  The Trustees considered both short-term and long-term performance, and the nature of the investment markets, with an emphasis on long-term performance and the potential for the Advisor to improve performance in future periods.  They noted that the Manor Fund outperformed its peer group, as measured by the Lipper Large-Cap Core mutual fund index, and the S&P 500 index during quarter ending December 31, 2019.  The fund outperformed its peer group and the S&P 500 index during the trailing 1-year period, but underperformed its peer group and the S&P 500 Index during the trailing  3-year, 5-year, and 10-year periods, ending December 31, 2019.  The fund also underperformed the peer group and the S&P 500 index since inception, as of December 31, 2019.  They noted that the Manor Growth Fund underperformed its peer group, as measured by the Lipper Large-Cap Growth mutual fund index during the quarter ending December 31, 2019, and during the trailing 1-year, 3-year, 5-year, and 10-year periods, but outperformed its peer group since inception, as of December 31, 2019.  They also noted that the Manor Growth Fund outperformed the S&P 500 index during the quarter ending December 31, 2019, but underperformed the S&P 500 index during the trailing 1-year, 3-year, 5-year, and 10-year periods, and since inception, as of December 31, 2019.  They noted that the Manor Bond Fund outperformed its peer group as measured by the Lipper US Government mutual fund index, and underperformed the Bloomberg Barclay Intermediate Government index, during the quarter ending December 31, 2019.  They noted that the Fund underperformed these indices during the trailing 1-year, 3-year, 5-year, and 10-year periods, and since inception as of December 31, 2019.  The Trustees recognized that this performance was consistent with the very short maturity profile of the Fund, designed to protect principal in a rising interest rate environment.  Based on this review, the Trustees concluded that the current and historical performance of the Fund, as managed by the Investment Advisor, was satisfactory.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR

The Trustees noted the gross and net operating expense ratio of the funds, including the fee for the investment advisor was 1.25% for the Manor Fund, 0.99% for the Growth Fund, and 0.95% for the Bond Fund.  This compares to average expense ratios for the peer groups for each fund of 1.04% for 1,090 funds in the Large-Cap Core category, 1.08% for 1,272 funds in the Large-Cap Growth category, and 0.86% for 202 funds in the Government Intermediate Bond fund category.  The Trustees believe that the expense ratios are justified due to the Advisor’s proprietary stock selection process, which includes constant monitoring of thousands of public companies and the, the administrative services provided by the Adviser, and the Advisor’s efforts to increase visibility of the Fund and attract additional assets.  The Trustees also noted that a “unified fee” structure provides greater flexibility to reduce the expense ratio when the opportunity arises.

The Trustees noted that the Advisor appeared profitable for the period despite the fact that the Advisor waived certain management fees and provided administrative functions for the Funds over and above their role as investment advisor.

The Trustees considered the level of profits that could be expected to accrue to the Investment Advisor from the fee payable under the Advisory Agreement.  The Trustees considered the increasing use by investor’s of the brokerage industry’s No Transaction Fee (NTF) programs and its potential increasing percentage of the Fund’s assets.  The potential impact of the added costs of these programs on the Advisor’s fees is discussed below in the section titled “Economies of Scale”.

In addition, the Trustees reviewed the current financial condition of the Investment Advisor and a summary of total expense ratios and management fees.  The Trustees also discussed the existence of other compensation arrangements with the Investment Advisor.  Based on this review, the Trustees concluded that the Fund's advisory fee is competitive with those of comparable funds and that the Investment Advisor's profit margin was reasonable.

ECONOMIES OF SCALE

The Trustees received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is the potential for the realization of any further economies of scale.  The Trustees also considered that future inflows may increasingly come through the brokerage industry No Transaction Fee (NTF) programs.  The Advisor pays the costs to the brokers for the NTF programs.  Two major brokers Charles Schwab and Fidelity charge 0.40% on these assets which reduce the management fees to the advisor to the extent that they are not covered by the Shareholder Services fee.  The Trustees noted that the Funds could realize additional economies of scale as the Fund grows.

CONCLUSIONS

The Trustees who are non-interested persons met separately to further discuss the performance of the Fund and the Advisor's compensation.  On the basis of its review, and the foregoing information, the Trustees determined that the Advisory Agreement, including the advisory fee payable there under, continued to be fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

MANOR INVESTMENT FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2020 (UNAUDITED)

The Officers and Trustees of the Fund have agreed to serve without compensation and their year of birth, length of service, principal occupation, number of portfolios overseen and other directorships are listed below.  Unless otherwise provided, the address of each trustee and officer is 15 Chester Commons, Malvern, PA 19355.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
James McFadden 1947	Trustee Term: Indefinite	Since 2019 Formerly 1995 to 2006	Retired; Privacy Officer, Capital One Corp.	Three	None
John McGinn 1944	Trustee Term: Indefinite	Since 2002	Retired; Formerly, Independent Real Estate Sales Consultant	Three	None
Fred Myers 1955	Trustee Term: Indefinite	Since 1995	Partner, Myers and Associates, CPA’s	Three	None
Edward Szkudlapski 1957	Trustee Term: Indefinite	Since 2000	President, Eclipse Business Solutions, Inc. (management consulting firm)	Three	None
Alan Weintraub 1956	Trustee Term: Indefinite	Since 2018 Formerly 1995 to 2015	Office of the CTO, DocAuthority; Formerly Vice President, Enterprise Content Management Support Office, Federal Reserve Bank of Minneapolis	Three	None
Interested Trustee*
Daniel A. Morris* 1955	Trustee, President and Treasurer	Since 1995	President, Chief Investment Officer and Portfolio Manager, Morris Capital Advisors LLC	Three	None
Officers
John R. Giles 1958	Secretary	Since 2005	Director, Marketing, Morris Capital Advisors, LLC	N/A	N/A
Joseph T. Doyle, Jr. 1959	Chief Compliance Officer	Since 2019	Portfolio Manager, Morris Capital Advisors, LLC	N/A	N/A

*  Mr. Morris is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s advisor.

No compensation was paid to either the independent or interested Trustees during the six months ended June 30, 2020.

Manor Investment Funds

Fund Office:

15 Chester County Commons

Malvern, PA 19355

610-722-0900     800-787-3334

www.manorfunds.com

Funds distributed by:

Foreside Funds Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.  Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 09/01/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Manor Investment Funds
By /s/ Daniel A. Morris
     Daniel A. Morris, President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

Date: 09/01/2020